Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
12.	Related Party Transactions

Service Agreements

Throughout Europe and Asia, the Company provides Cantor with administrative services, technology services and other support for which it charges Cantor based on the cost of providing such services plus a mark-up, generally 7.5%. In the U.K., the Company provides these services to Cantor through Tower Bridge. The Company owns 52% of Tower Bridge and consolidates it, and Cantor owns 48%. Cantor’s interest in Tower Bridge is reflected as a component of “Noncontrolling interest in subsidiaries” in the Company’s unaudited condensed consolidated statements of financial condition, and the portion of Tower Bridge’s income attributable to Cantor is included as part of “Net income attributable to noncontrolling interest in subsidiaries” in the Company’s unaudited condensed consolidated statements of operations. In the U.S., the Company provides Cantor with technology services for which it charges Cantor based on the cost of providing such services.

The Company, together with other leading financial institutions, formed ELX Futures, L.P. (“ELX”), a limited partnership that has established a fully-electronic futures exchange. The Company now has a 49.0% voting interest in ELX and accounts for ELX under the equity method of accounting (see Note 13— “Investments” for more details). During the three months ended March 31, 2012, the Company made a $16.0 million equity investment in ELX. During the three months ended March 31, 2011, the Company made no equity investments in ELX. The Company has entered into a technology services agreement with ELX pursuant to which the Company provides software technology licenses, monthly maintenance support and other technology services as requested by ELX. For the three months ended March 31, 2012 and 2011, the Company recognized related party revenues of $12.5 million and $15.4 million, respectively, for the services provided to Cantor and ELX. These revenues are included as part of “Fees from related parties” in the Company’s unaudited condensed consolidated statements of operations.

In the U.S., Cantor and its affiliates provide the Company with administrative services and other support for which Cantor charges the Company based on the cost of providing such services. In connection with the services Cantor provides, the Company and Cantor entered into an employee lease agreement whereby certain employees of Cantor are deemed leased employees of the Company. For the three months ended March 31, 2012 and 2011, the Company was charged $7.5 million and $7.2 million, respectively, for the services provided by Cantor and its affiliates, of which $4.0 million and $4.6 million, respectively, were to cover compensation to leased employees for the three months ended March 31, 2012 and 2011. The fees paid to Cantor for administrative and support services, other than those to cover the compensation costs of leased employees, are included as part of “Fees to related parties” in the Company’s unaudited condensed consolidated statements of operations. The fees paid to Cantor to cover the compensation costs of leased employees are included as part of “Compensation and employee benefits” in the Company’s unaudited condensed consolidated statements of operations.

As of March 31, 2012 and 2011, Cantor’s share of the net loss in Tower Bridge was $0.6 million and $0.1 million, respectively. Cantor’s noncontrolling interest is included as part of “Noncontrolling interest in subsidiaries” in the Company’s unaudited condensed consolidated statements of financial condition.

Clearing Agreement

The Company receives certain clearing services (“Clearing Services”) from Cantor pursuant to its clearing agreement (“Clearing Agreement”). These Clearing Services are provided in exchange for payment by the Company of third-party clearing costs and allocated costs. The costs associated with these payments are included as part of “Fees to related parties” in the Company’s consolidated statements of operations.

Receivables from and Payables to Related Broker-Dealers

Amounts due from or to Cantor and Freedom International Brokerage are for transactional revenues under a technology and services agreement with Freedom International Brokerage as well as open derivative contracts. These are included as part of “Receivables from broker-dealers, clearing organizations, customers and related broker-dealers” or “Payables to broker-dealers, clearing organizations, customers and related broker-dealers” in the Company’s unaudited condensed consolidated statements of financial condition. As of March 31, 2012 and December 31, 2011, the Company had receivables from Cantor and Freedom International Brokerage of $3.3 million and $3.7 million, respectively. As of March 31, 2012 and December 31, 2011, the Company had $0.5 million and $0.3 million, respectively, payable to Cantor related to open derivative contracts.

Loans, Forgivable Loans and Other Receivables from Employees and Partners, Net

The Company has entered into various agreements with certain of its employees and partners whereby these individuals receive loans which may be either wholly or in part repaid from the distribution earnings that the individual receives on some or all of their limited partnership interests or may be forgiven over a period of time. The forgivable portion of these loans is recognized as compensation expense over the life of the loan. From time to time, the Company may also enter into agreements with employees and partners to grant bonus and salary advances or other types of loans. These advances and loans are repayable in the timeframes outlined in the underlying agreements.

As of March 31, 2012 and December 31, 2011, the aggregate balance of these employee loans was $198.2 million and $192.7 million, respectively, and is included as “Loans, forgivable loans and other receivables from employees and partners, net” in the Company’s unaudited condensed consolidated statements of financial condition. Compensation expense for the above mentioned employee loans for the three months ended March 31, 2012 and 2011, was $7.0 million and $8.9 million, respectively. The compensation expense related to these employee loans is included as part of “Compensation and employee benefits” in the Company’s unaudited condensed consolidated statements of operations.

8.75% Convertible Notes

On April 1, 2010 BGC Holdings issued an aggregate of $150.0 million principal amount of 8.75% Convertible Senior Notes due 2015 (the “8.75% Convertible Notes”) to Cantor in a private placement transaction. The Company used the proceeds of the 8.75% Convertible Notes to repay at maturity $150.0 million aggregate principal amount of Senior Notes due April 1, 2010. The Company recorded interest expense related to the 8.75% Convertible Notes in the amount of $3.3 million for both the three months ended March 31, 2012 and 2011. See Note 16—“Notes Payable, Collateralized and Short-Term Borrowings,” for more information.

Controlled Equity Offerings/Payment of Commissions to CF&Co

As discussed in Note 4—“Unit Redemptions and Stock Transactions,” the Company has entered into controlled equity offering agreements with CF&Co, as the Company’s sales agent. For the three months ended March 31, 2012 and 2011, the Company was charged approximately $0.6 million and $0.2 million, respectively, for services provided by CF&Co. These expenses are included as part of “Professional and consulting fees” in the Company’s unaudited condensed consolidated statements of operations.

Cantor Rights upon Redemption of Founding/Working Partner Units by BGC Holdings

Cantor has the right to purchase Cantor units from BGC Holdings upon redemption of nonexchangeable founding/working partner units redeemed by BGC Holdings upon termination or bankruptcy of the founding/working partner. Any such Cantor units purchased by Cantor are exchangeable for shares of Class B common stock or, at Cantor’s election or if there are no additional authorized but unissued shares of Class B common stock, shares of Class A common stock, in each case on a one-for-one basis (subject to customary anti-dilution adjustments).

During the three months ended March 31, 2012, in connection with the redemption by BGC Holdings of an aggregate of 397,825 non-exchangeable founding partner units from founding partners of BGC Holdings for an aggregate consideration of $1,146,771, Cantor purchased 397,825 exchangeable limited partnership units from BGC Holdings for an aggregate of $1,146,771. The redemption of the non-exchangeable founding partner units and issuance of an equal number of exchangeable limited partnership units did not change the fully diluted number of shares outstanding. In addition, pursuant to the Sixth Amendment to the BGC Holdings Limited Partnership Agreement, on March 13, 2012, Cantor purchased 488,744 exchangeable limited partnership units from BGC Holdings for an aggregate consideration of $1,449,663 in connection with the grant of exchangeability and exchange of 488,744 founding partner units. Such exchangeable limited partnership units are exchangeable by Cantor at any time on a one-for-one basis (subject to adjustment) for shares of Class A common stock of the Company.

As of March 31, 2012, there were no non-exchangeable founding/working partner units remaining in which BGC Holdings had the right to redeem and Cantor had the right to purchase an equivalent number of Cantor units.

BGC Partners’ Acquisition of CantorCO2e, L.P.

On August 2, 2011, the Company’s Board of Directors and Audit Committee approved the Company’s acquisition from Cantor of its North American environmental brokerage business, CantorCO2e, L.P. (“CO2e”). On August 9, 2011, the Company completed the acquisition of CO2e from Cantor for the assumption of approximately $2.0 million of liabilities and announced the launch of BGC Environmental Brokerage Services. Headquartered in New York, BGC Environmental Brokerage Services focuses on environmental commodities, offering brokerage, escrow and clearing, consulting, and advisory services to clients throughout the world in the industrial, financial and regulatory sectors.

Other Transactions

The Company is authorized to enter into loans, investments or other credit support arrangements for Aqua Securities L.P. (“Aqua”), an alternative electronic trading platform which offers new pools of block liquidity to the global equities markets, of up to $5.0 million in the aggregate; such arrangements would be proportionally and on the same terms as similar arrangements between Aqua and Cantor. A $2.0 million increase in this amount was authorized on November 1, 2010. Aqua is 51% owned by Cantor and 49% owned by the Company. Aqua is accounted for under the equity method of accounting. During the three months ended March 31, 2012 and 2011, the Company made $0.4 million and $0.5 million, respectively, in cash contributions to Aqua. These contributions are recorded as part of “Investments” in the Company’s unaudited condensed consolidated statements of financial condition.

The Company is authorized to enter into short-term arrangements with Cantor to cover any failed U.S. Treasury securities transactions and to share equally any net income resulting from such transactions, as well as any similar clearing and settlement issues. As of March 31, 2012, the Company had not entered into any arrangements to cover any failed U.S. Treasury transactions.

To more effectively manage the Company’s exposure to changes in foreign exchange rates, the Company and Cantor agreed to jointly manage the exposure. As a result, the Company is authorized to divide the quarterly allocation of any profit or loss relating to foreign exchange currency hedging between Cantor and the Company. The amount allocated to each party is based on the total net exposure for the Company and Cantor. The ratio of gross exposures of Cantor and the Company will be utilized to determine the shares of profit or loss allocated to each for the period. During the three months ended March 31, 2012, the Company recognized its share of foreign exchange gain of $0.2 million. This gain is included as part of “Other revenues” in the Company’s unaudited condensed consolidated statements of operations.

In March 2009, the Company and Cantor were authorized to utilize each other’s brokers to provide brokerage services for securities not brokered by such entity, so long as, unless otherwise agreed, such brokerage services were provided in the ordinary course and on terms no less favorable to the receiving party than such services are provided to typical third-party customers.

During the year ended December 31, 2011, the Company issued 9,000,000 shares of Class A common stock to Cantor upon Cantor’s exchange of 9,000,000 Cantor units. In addition, during the year ended December 31, 2011, the Company issued 9,000,000 shares of Class B common stock to Cantor upon Cantor’s exchange of 9,000,000 Cantor units. These issuances did not impact the total number of shares and units outstanding. As a result of these exchanges and the transactions described above, as of March 31, 2012, Cantor held an aggregate of 48,748,773 Cantor units. (See Note 4—“Unit Redemptions and Stock Transactions.”)

On October 14, 2011, the Company completed the acquisition of Newmark (see Note 15—“Goodwill and Other Intangible Assets, Net”). In connection with this acquisition, the Company paid an advisory fee of $1.4 million to CF&Co. This fee was recorded as part of “Professional and consulting fees” in the Company’s unaudited condensed consolidated statements of operations.

During the year ended December 31, 2011, Howard W. Lutnick, the Company’s Chief Executive Officer, exercised an employee stock option with respect to 1,500,000 shares of Class A common stock at an exercise price of $5.10 per share. The exercise price was paid in cash from Mr. Lutnick’s personal funds.

During the year ended December 31, 2011, other executive officers of the Company exercised employee stock options with respect to 152,188 shares of Class A common stock at an average exercise price of $5.10 per share. A portion of these shares were withheld to pay the option exercise price and the applicable tax obligations. During the year ended December 31, 2011, these executive officers sold 6,454 of these shares of Class A common stock that they acquired upon exercise of options to the Company at an average price of $8.50 per share.

During the three months ended March 31, 2012, the Company repurchased 44,013 shares of Class A common stock, at an average price of $7.66 per share. An aggregate of 41,523 of such shares were purchased from Stephen M. Merkel, the Company’s Executive Vice President, General Counsel and Secretary, and certain family trusts.

During the year ended December 31, 2011, the Company repurchased 60,929 shares of Class A common stock, at an average price of $6.43 per share, from a director, executive officers, and employees of the Company.

During the three months ended March 31, 2012, the Company issued and donated an aggregate of 1,050,000 shares of Class A common stock to the Relief Fund in connection with the Company’s annual Charity Day, which shares are expected to be registered for resale by the Relief Fund.

11.	Related Party Transactions

Service Agreements

Throughout Europe and Asia, the Company provides Cantor with administrative services, technology services and other support for which it charges Cantor based on the cost of providing such services plus a mark-up, generally 7.5%. In the U.K., the Company provides these services to Cantor through Tower Bridge. The Company owns 52% of Tower Bridge and consolidates it, and Cantor owns 48%. Cantor’s interest in Tower Bridge is reflected as a component of “Noncontrolling interest in subsidiaries” in the Company’s consolidated statements of financial condition, and the portion of Tower Bridge’s income attributable to Cantor is included as part of “Net income attributable to noncontrolling interest in subsidiaries” in the Company’s consolidated statements of operations. In the United States (“U.S.”), the Company provides Cantor with technology services for which it charges Cantor based on the cost of providing such services.

The Company, together with other leading financial institutions, formed ELX Futures, L.P. (“ELX”), a limited partnership that has established a fully-electronic futures exchange. ELX is 26.3% owned by the Company and is accounted for under the equity method of accounting. During the year ended December 31, 2011, the Company made no cash contributions to ELX. During the year ended December 31, 2010, the Company made $6.4 million in cash contributions to ELX. The Company has entered into a technology services agreement with ELX pursuant to which the Company provides software technology licenses, monthly maintenance support and other technology services as requested by ELX. For the years ended December 31, 2011, 2010 and 2009, the Company recognized related party revenues of $62.2 million, $66.0 million and $58.9 million, respectively, for the services provided to Cantor and ELX. These revenues are included as part of “Fees from related parties” in the Company’s consolidated statements of operations.

In the U.S., Cantor and its affiliates provide the Company with administrative services and other support for which Cantor charges the Company based on the cost of providing such services. In connection with the services Cantor provides, the Company and Cantor entered into an employee lease agreement whereby certain employees of Cantor are deemed leased employees of the Company. For the years ended December 31, 2011, 2010 and 2009, the Company was charged $36.8 million, $35.8 million and $33.1 million, respectively, for the services provided by Cantor and its affiliates, of which $25.2 million, $22.3 million and $19.2 million, respectively, were to cover compensation to leased employees for the years ended December 31, 2011, 2010 and 2009. The fees paid to Cantor for administrative and support services, other than those to cover the compensation costs of leased employees, are included as part of “Fees to related parties” in the Company’s consolidated statements of operations. The fees paid to Cantor to cover the compensation costs of leased employees are included as part of “Compensation and employee benefits” in the Company’s consolidated statements of operations.

As of December 31, 2011, 2010 and 2009, Cantor’s share of the net income in Tower Bridge was $2.6 million, $2.1 million, and $1.4 million, respectively. Cantor’s noncontrolling interest is included as part of “Noncontrolling interest in subsidiaries” in the Company’s consolidated statements of financial condition.

Clearing Agreement

The Company receives certain clearing services (“Clearing Services”) from Cantor pursuant to its clearing agreement (“Clearing Agreement”). These Clearing Services are provided in exchange for payment by the Company of third-party clearing costs and allocated costs. The costs associated with these payments are included as part of “Fees to related parties” in the Company’s consolidated statements of operations.

Debt Guaranty Agreements

On April 1, 2008, in connection with the Note Purchase Agreement, which authorized the issue and sale of $150.0 million principal amount of the Company’s Senior Notes which matured on April 1, 2010, Cantor provided a guaranty of payment and performance on the Senior Notes. Cantor charged the Company an amount equal to 2.31% of the outstanding principal amount of the Senior Notes for the provision of the guaranty. The fees paid to Cantor for the guaranty are included as part of “Fees to related parties” in the Company’s consolidated statements of operations.

This guaranty agreement expired as the Senior Notes matured on April 1, 2010. Therefore, for the year ended December 31, 2011, the Company did not recognize any expense in relation to this guaranty agreement. For the years ended December 31, 2010 and 2009, the Company recognized expense of approximately $0.9 million and $3.5 million, respectively, in relation to this charge.

Receivables from and Payables to Related Broker-Dealers

Amounts due from or to Cantor and Freedom International Brokerage are for transactional revenues under a technology and services agreement with Freedom International Brokerage as well as open derivative contracts. These are included as part of “Receivables from broker-dealers, clearing organizations, customers and related broker-dealers” or “Payables to broker-dealers, clearing organizations, customers and related broker-dealers” in the Company’s consolidated statements of financial condition. As of both December 31, 2011 and December 31, 2010, the Company had receivables from Cantor and Freedom International Brokerage of $3.7 million. As of December 31, 2011, the Company had no payables to Cantor related to open derivative contracts. As of December 31, 2010, the Company had $0.9 million in payables to Cantor related to open derivative contracts.

Loans, Forgivable Loans and Other Receivables from Employees and Partners, Net

The Company has entered into various agreements with certain of its employees and partners whereby these individuals receive loans which may be either wholly or in part repaid from the distribution earnings that the individual receives on some or all of their limited partnership interests or may be forgiven over a period of time. The forgivable portion of these loans is recognized as compensation expense over the life of the loan. From time to time, the Company may also enter into agreements with employees and partners to grant bonus and salary advances or other types of loans. These advances and loans are repayable in the timeframes outlined in the underlying agreements.

As of December 31, 2011 and 2010, the aggregate balance of these employee loans was $192.7 million and $151.3 million, respectively, and is included as “Loans, forgivable loans and other receivables from employees and partners, net” in the Company’s consolidated statements of financial condition. Compensation expense for the above mentioned employee loans for the years ended December 31, 2011, 2010 and 2009 was $31.8 million, $41.2 million and $34.1 million, respectively. The compensation expense related to these employee loans is included as part of “Compensation and employee benefits” in the Company’s consolidated statements of operations.

8.75% Convertible Notes

On April 1, 2010 BGC Holdings issued an aggregate of $150.0 million principal amount of 8.75% Convertible Senior Notes due 2015 (the “8.75% Convertible Notes”) to Cantor in a private placement transaction. The Company used the proceeds of the 8.75% Convertible Notes to repay at maturity $150.0 million aggregate principal amount of Senior Notes due April 1, 2010. The Company recorded interest expense related to the 8.75% Convertible Notes in the amount of $13.2 million and $9.8 million for the years ended December 31, 2011 and 2010, respectively. See Note 15—“Notes Payable, Collateralized and Short-Term Borrowings,” for more information.

Controlled Equity Offerings/Payment of Commissions to CF&Co

As discussed in Note 5—“Unit Redemptions and Stock Transactions,” the Company entered into controlled equity offering agreements with CF&Co, as the Company’s sales agent. For the years ended December 31, 2011 and 2010, the Company was charged approximately $1.4 million and $0.7 million, respectively, for services provided by CF&Co. These expenses are included as part of “Professional and consulting fees” in the Company’s consolidated statements of operations.

Cantor Purchase of Units upon Redemption of Founding/Working Partner Units from BGC Holdings

Cantor has the right to purchase Cantor units from BGC Holdings upon redemption of nonexchangeable founding/working partner units redeemed by BGC Holdings upon termination or bankruptcy of the founding/working partner. Any such Cantor units purchased by Cantor are exchangeable for shares of Class B common stock or, at Cantor’s election or if there are no additional authorized but unissued shares of Class B common stock, shares of Class A common stock, in each case on a one-for-one basis (subject to customary anti-dilution adjustments). As of December 31, 2011, BGC Holdings had the right to redeem an aggregate of 652,225 nonexchangeable founding/worker partner units and Cantor will have the right to buy an equivalent number of Cantor units.

BGC Partners’ Acquisition of CantorCO2e, L.P.

On August 2, 2011, the Company’s Board of Directors and Audit Committee approved the Company’s acquisition from Cantor of its North American environmental brokerage business, CantorCO2e, L.P. (“CO2e”). On August 9, 2011, the Company completed the acquisition of CO2e from Cantor for the assumption of approximately $2.0 million of liabilities and announced the launch of BGC Environmental Brokerage Services. Headquartered in New York, BGC Environmental Brokerage Services focuses on environmental commodities, offering brokerage, escrow and clearing, consulting, and advisory services to clients throughout the world in the industrial, financial and regulatory sectors.

Other Transactions

The Company is authorized to enter into loans, investments or other credit support arrangements for Aqua Securities L.P. (“Aqua”), an alternative electronic trading platform which offers new pools of block liquidity to the global equities markets, of up to $5.0 million in the aggregate; such arrangements would be proportionally and on the same terms as similar arrangements between Aqua and Cantor. A $2.0 million increase in this amount was authorized on November 1, 2010. Aqua is 51% owned by Cantor and 49% owned by the Company. Aqua is accounted for under the equity method of accounting. During the year ended December 31, 2011 and 2010, the Company made $1.7 million and $2.4 million, respectively, in cash contributions to Aqua. These contributions are recorded as part of “Investments” in the Company’s consolidated statements of financial condition.

The Company is authorized to enter into short-term arrangements with Cantor to cover any failed U.S. Treasury securities transactions and to share equally any net income resulting from such transactions, as well as any similar clearing and settlement issues. As of December 31, 2011, the Company had not entered into any arrangements to cover any failed U.S. Treasury transactions.

To more effectively manage the Company’s exposure to changes in foreign exchange rates, the Company and Cantor agreed to jointly manage the exposure. As a result, the Company is authorized to divide the quarterly allocation of any profit or loss relating to foreign exchange currency hedging between Cantor and the Company. The amount allocated to each party is based on the total net exposure for the Company and Cantor. The ratio of gross exposures of Cantor and the Company will be utilized to determine the shares of profit or loss allocated to each for the period. During the year ended December 31, 2011 the Company recognized its share of foreign exchange loss of $1.8 million. This loss is included as part of “Other expenses” in the Company’s consolidated statements of operations.

In March 2009, the Company and Cantor were authorized to utilize each other’s brokers to provide brokerage services for securities not brokered by such entity, so long as, unless otherwise agreed, such brokerage services were provided in the ordinary course and on terms no less than favorable to the receiving party than such services are provided to typical third-party customers.

During the year ended December 31, 2010, Cantor converted 600,000 shares of its Class B common stock into 600,000 shares of Class A common stock. During the year ended December 31, 2010, Cantor exchanged 3,700,000 Cantor units for 3,700,000 shares of Class A common stock. These transactions did not impact the total number of shares and units outstanding. (See Note 5—“Unit Redemptions and Stock Transactions.”)

During the year ended December 31, 2011, the Company issued 9,000,000 shares of Class A common stock to Cantor upon Cantor’s exchange of 9,000,000 Cantor units. In addition, during the year ended December 31, 2011, the Company issued 9,000,000 shares of Class B common stock to Cantor upon Cantor’s exchange of 9,000,000 Cantor units. These issuances did not impact the total number of shares and units outstanding. As a result of these exchanges and the transactions described above, as of December 31, 2011, Cantor held an aggregate of 47,862,204 Cantor units. (See Note 5—“Unit Redemptions and Stock Transactions.”)

On August 2, 2010, the Company was authorized to engage CF&Co and its affiliates to act as financial advisor in connection with one or more third-party business combination transactions with or involving one or more targets as requested by the Company on behalf of its affiliates from time to time on specified terms, conditions and fees. The Company may pay finders’, investment banking or financial advisory fees to broker-dealers, including, but not limited to, CF&Co and its affiliates, from time to time in connection with certain business combination transactions, and, in some cases, the Company may issue shares of the Company’s Class A common stock in full or partial payment of such fees.

On August 19, 2010, the Company completed the acquisition of Mint Partners (see Note 14—“Goodwill and Other Intangible Assets, Net”). In connection with this acquisition, the Company paid an advisory fee of $0.7 million to CF&Co. This fee was recorded as part of “Professional and consulting fees” in the Company’s consolidated statements of operations.

On October 14, 2011, the Company completed the acquisition of Newmark (see Note 14—“Goodwill and Other Intangible Assets, Net”). In connection with this acquisition, the Company paid an advisory fee of $1.4 million to CF&Co. This fee was recorded as part of “Professional and consulting fees” in the Company’s consolidated statements of operations.

During the year ended December 31, 2011, Howard W. Lutnick, the Company’s Chief Executive Officer, exercised an employee stock option with respect to 1,500,000 shares of Class A common stock at an exercise price of $5.10 per share. The exercise price was paid in cash from Mr. Lutnick’s personal funds.

Other executive officers of the Company exercised employee stock options with respect to 152,188 shares of Class A common stock at an average exercise price of $5.10 per share. A portion of these shares were withheld to pay the option exercise price and the applicable tax obligations. During the year ended December 31, 2011, these executive officers sold 6,454 of these shares of Class A common stock that they acquired upon exercise of options to the Company at an average price of $8.50 per share.

During the year ended December 31, 2011, the Company repurchased 7,991 shares of Class A common stock, at an average price of $8.94 per share, from one of the Company’s directors. Additionally, during the year ended December 31, 2011, the Company repurchased 46,484 shares of Class A common stock, at an average price of $5.71 per share, from one of the Company’s employees.